Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic Loss Per Share

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2024	2023	2022
Net loss attributable to Company’s owners	$(53,516)	$(60,776)	(113,243)

The weighted average of the number of ordinary shares (in thousands)	58,673	56,368	52,235
Basic and diluted loss per share	$(0.91)	$(1.08)	(2.17)